Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Segment policy
The Company now has four reportable segments: Pharmacy Services, Retail/LTC, Health Care Benefits and Corporate/Other, which are described below.

Pharmacy Services Segment (“PSS”)
PSS provides a full range of pharmacy benefit management (“PBM”) solutions, including plan design offerings and administration, formulary management, retail pharmacy network management services, mail order pharmacy, specialty pharmacy and infusion services, clinical services, disease management services and medical spend management. PSS’ clients are primarily employers, insurance companies, unions, government employee groups, health plans, PDPs, Medicaid managed care plans, plans offered on public health insurance exchanges (“Public Exchanges”) and private health insurance exchanges, other sponsors of health benefit plans and individuals throughout the United States. PSS operates retail specialty pharmacy stores, specialty mail order pharmacies, mail order dispensing pharmacies, compounding pharmacies and branches for infusion and enteral nutrition services.

Retail/LTC Segment (“RLS”)
RLS sells prescription drugs and a wide assortment of general merchandise, including over-the-counter drugs, beauty products, cosmetics and personal care products, provides health care services through its MinuteClinic® walk-in medical clinics and conducts long-term care (“LTC”) pharmacy operations, which distribute prescription drugs and provide related pharmacy consulting and other ancillary services to chronic care facilities and other care settings. Prior to January 2, 2018, RLS also provided commercialization services under the name RxCrossroads®. The Company divested its RxCrossroads subsidiary on January 2, 2018. As of December 31, 2018, RLS operated more than 9,900 retail locations, over 1,100 MinuteClinic® locations as well as online retail pharmacy websites, LTC pharmacies and onsite pharmacies.

Health Care Benefits Segment (“HCBS”)
HCBS is one of the nation’s leading diversified health care benefits providers, serving an estimated 38 million people as of December 31, 2018. HCBS has the information and resources to help members, in consultation with their health care professionals, make better informed decisions about their health care. HCBS offers a broad range of traditional, voluntary and consumer-directed health insurance products and related services, including medical, pharmacy, dental, behavioral health, medical management capabilities, Medicare Advantage and Medicare Supplement plans, PDPs, Medicaid health care management services, workers’ compensation administrative services and health information technology products and services. HCBS’ customers include employer groups, individuals, college students, part-time and hourly workers, health plans, health care providers (“providers”), governmental units, government-sponsored plans, labor groups and expatriates. The Company refers to insurance products (where it assumes all or a majority of the risk for medical and dental care costs) as “Insured” and administrative services contract products (where the plan sponsor assumes all or a majority of the risk of medical and dental care costs) as “ASC.” For periods prior to the Aetna Acquisition (which occurred on November 28, 2018), the Health Care Benefits segment consisted solely of the Company’s SilverScript PDP business.

Corporate/Other Segment
The Company presents the remainder of its financial results in the Corporate/Other segment, which consists of:

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Management and administrative expenses to support the overall operations of the Company, which include certain aspects of executive management and the corporate relations, legal, compliance, human resources, information technology and finance departments and acquisition-related transaction and integration costs; and

•	Products for which the Company no longer solicits or accepts new customers such as its large case pensions and long-term care insurance products.

Basis of Presentation

The accompany
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements of CVS Health Corporation and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All material intercompany balances and transactions have been eliminated.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform with the current year presentation.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and cash equivalents

Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper and time deposits, as well as other debt securities that are classified as cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash.

Restricted cash
Restricted cash

As of December 31, 2018 and 2017, the Company had $230 million and $190 million, respectively, of restricted cash held in a trust in an insurance captive to satisfy collateral requirements associated with the assignment of certain insurance policies. Such amounts are included in other assets on the consolidated balance sheets. Additionally, as of December 31, 2018 and 2017, the Company had $6 million and $14 million, respectively, of restricted cash held in escrow accounts in connection with certain recent acquisitions. Such amounts are included in other current assets on the consolidated balance sheets.

Investments
Investments

Debt Securities
Debt securities consist primarily of United States Treasury and agency securities, mortgage-backed securities, corporate and foreign bonds and other debt securities. Debt securities are classified as either current or long-term investments based on their contractual maturities unless the Company intends to sell an investment within the next twelve months, in which case it is classified as current within the consolidated balance sheets. Debt securities are classified as available for sale and are carried at fair value. See Note 4 ‘‘Fair Value’’ for additional information on how the Company estimates the fair value of these investments.

The cost for mortgage-backed and other asset-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

Debt securities are regularly reviewed to determine whether a decline in fair value below the cost basis or carrying value is other-than-temporary. When a debt security is in an unrealized capital loss position, the Company monitors the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time. If a decline in the fair value of a debt security is considered other-than-temporary, the cost basis or carrying value of the debt security is written down. The write-down is then bifurcated into its credit and non-credit related components. The amount of the credit-related component is included in net income, and the amount of the non-credit related component is included in other comprehensive income/loss, unless the Company intends to sell the debt security or it is more likely than not that the Company will be required to sell the debt security prior to its anticipated recovery of the debt security’s amortized cost basis. Interest is not accrued on debt securities when management believes the collection of interest is unlikely.

Equity Securities
Equity securities with readily available fair values are measured at fair value with changes in fair value recognized in net income.

Mortgage Loans
Mortgage loan investments on the consolidated balance sheets are valued at the unpaid principal balance, net of impairment reserves. A mortgage loan may be impaired when it is a problem loan (i.e., more than 60 days delinquent, in bankruptcy or in process of foreclosure), a potential problem loan (i.e., high probability of default) or a restructured loan. For impaired loans, a specific impairment reserve is established for the difference between the recorded investment in the loan and the estimated fair value of the collateral. The Company applies its loan impairment policy individually to all loans in its portfolio.

The impairment evaluation described above also considers characteristics and risk factors attributable to the aggregate portfolio. An additional allowance for loan losses is established if it is probable that there will be a credit loss on a group of similar mortgage loans. The following characteristics and risk factors are considered when evaluating if a credit loss is probable on a group of similar mortgage loans: loan-to-value ratios, property type (e.g., office, retail, apartment, industrial), geographic location, vacancy rates and property condition.

Full or partial impairments of loans are recorded at the time an event occurs affecting the legal status of the loan, typically at the time of foreclosure or upon a loan modification giving rise to forgiveness of debt. Interest income on a potential problem loan or restructured loan is accrued to the extent it is deemed to be collectible and the loan continues to perform under its original or restructured terms. Interest income on problem loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal. Mortgage loans with a maturity date or a committed prepayment date within twelve months are classified as current on the consolidated balance sheets.

Other Investments
Other investments consist primarily of the following:

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Private equity and hedge fund limited partnerships are accounted for using the equity method of accounting. Under this method, the carrying value of the investments are based on the value of the Company’s equity ownership of the underlying investment funds provided by the general partner or manager of the investments, the financial statements of which generally are audited. As a result of the timing of the receipt of the valuation information provided by the fund managers, these investments are generally reported on up to a three month lag. The Company reviews investments for impairment at least quarterly and monitors their performance throughout the year through discussions with the administrators, managers and/or general partners. If the Company becomes aware of an impairment of a limited partnership’s investments through its review or prior to receiving the limited partnership’s financial statements at the financial statement date, an impairment will be recognized by recording a reduction in the carrying value of the limited partnership with a corresponding charge to net investment income.

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Investment real estate, which is carried on the consolidated balance sheets at depreciated cost, including capital additions, net of write-downs for other-than-temporary declines in fair value. Depreciation is calculated using the straight-line method based on the estimated useful life of each asset. If any real estate investment is considered held-for-sale, it is carried at the lower of its carrying value or fair value less estimated selling costs. The Company generally estimates fair value using a discounted future cash flow analysis in conjunction with comparable sales information. At the time of the sale, the difference between the sales price and the carrying value is recorded as a realized capital gain or loss.

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Privately-placed equity securities, which are carried on the consolidated balance sheets at cost less impairments, plus or minus subsequent adjustments for observable price changes. Additionally, as a member of the Federal Home Loan Bank of Boston (“FHLBB”), a subsidiary of the Company is required to purchase and hold shares of the FHLBB. These shares are restricted and carried at cost.

Net Investment Income
Net investment income on the Company’s investments is recorded when earned and is reflected in net income in the consolidated results of operations (other than net investment income on assets supporting experience-rated products). Experience-rated products are products in the large case pensions business where the contract holder, not the Company, assumes investment and other risks, subject to, among other things, minimum guarantees provided by the Company. The effect of investment performance on experience-rated products is allocated to contract holders’ accounts daily, based on the underlying investment experience and, therefore, does not impact the Company’s net income in the consolidated results of operations (as long as the contract’s minimum guarantees are not triggered). Net investment income on assets supporting large case pensions’ experience-rated products is included in net investment income in the consolidated statements of operations and is credited to contract holders’ accounts through a charge to benefit costs.

Realized capital gains and losses on investments (other than realized capital gains and losses on investments supporting experience-rated products) are included as a component of net investment income in the consolidated statements of operations. Realized capital gains and losses are determined on a specific identification basis. Purchases and sales of debt and equity securities and alternative investments are reflected on the trade date. Purchases and sales of mortgage loans and investment real estate are reflected on the closing date.

Realized capital gains and losses on investments supporting large case pensions’ experience-rated products are not included in realized capital gains and losses in the consolidated statements of operations and instead are credited directly to contract holders’ accounts. The contract holders’ accounts are reflected in policyholders’ funds on the consolidated balance sheets.

Unrealized capital gains and losses on investments (other than unrealized capital gains and losses on investments supporting experience-rated products) are reflected in shareholders’ equity, net of tax, as a component of accumulated other comprehensive income. Unrealized capital gains and losses on investments supporting large case pensions’ experience-rated products are credited directly to contract holders’ accounts, which are reflected in policyholders’ funds on the consolidated balance sheets.

Derivative Financial Instruments
Derivative Financial Instruments

The Company uses derivative financial instruments in order to manage interest rate and foreign exchange risk and credit exposure. The Company’s use of these derivatives is generally limited to hedging risk and has principally consisted of using interest rate swaps, treasury rate locks, forward contracts, futures contracts, warrants, put options and credit default swaps.

Accounts Receivable	Accounts Receivable Accounts receivable are stated net of allowances for doubtful accounts, customer credit allowances, contractual allowances and estimated terminations.
Inventories
Inventories

Inventories are valued at the lower of cost or net realizable value using the weighted average cost method. Physical inventory counts are taken on a regular basis in each retail store and LTC pharmacy and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Reinsurance Recoverables
Reinsurance Recoverables

The Company utilizes reinsurance agreements primarily to reduce its required capital and to facilitate the acquisition or disposition of certain insurance contracts. Ceded reinsurance agreements permit the Company to recover a portion of its losses from reinsurers, although they do not discharge the Company’s primary liability as the direct insurer of the risks reinsured. Failure of reinsurers to indemnify the Company could result in losses; however, the Company does not expect charges for unrecoverable reinsurance to have a material effect on its consolidated results of operations or financial condition. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of its reinsurers. At December 31, 2018, the Company’s reinsurance recoverables consisted primarily of amounts due from third parties that are rated consistent with companies that are considered to have the ability to meet their obligations. Reinsurance recoverables are recorded as other current assets or other assets on the consolidated balance sheets.

Health Care Contract Acquisition Costs
Health Care Contract Acquisition Costs

Insurance products included in the Health Care Benefits segment are cancelable by either the customer or the member monthly upon written notice. Acquisition costs related to prepaid health care and health indemnity contracts are generally expensed as incurred. Acquisition costs for certain long-duration insurance contracts are deferred and are recorded as other current assets or other assets on the consolidated balance sheets and are amortized over the estimated life of the contracts. The amortization of deferred acquisition costs is recorded in operating expenses in the consolidated statements of operations. At December 31, 2018, the balance of deferred acquisition costs was $22 million, comprised primarily of commissions paid on Medicare Supplement products within the Health Care Benefits segment.

Property and Equipment
Property and Equipment

Property and equipment is reported at historical cost, net of accumulated depreciation. Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 5 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

Goodwill
Goodwill

The Company accounts for business combinations using the acquisition method of accounting, which requires the excess cost of an acquisition over the fair value of net assets acquired and identifiable intangible assets to be recorded as goodwill. Goodwill is not amortized, but is subject to impairment reviews annually, or more frequently if necessary. When evaluating goodwill for potential impairment, the Company compares the fair value of its reporting units to their respective carrying amounts. The Company estimates the fair value of its reporting units using a combination of a discounted cash flow method and a market multiple method. If the carrying amount of a reporting unit exceeds its estimated fair value, an impairment loss is recognized in an amount equal to that excess. See Note 5 ‘‘Goodwill and Other Intangibles’’ for additional information about goodwill and goodwill impairments.

Intangible Assets
Intangible Assets

The Company’s definite-lived intangible assets are amortized over their estimated useful-life based upon the pattern of future cash flows attributable to the asset. Other than value of business acquired (“VOBA”), definite-lived intangible assets are amortized using the straight-line method. VOBA is amortized over the expected life of the acquired contracts in proportion to estimated premiums. The Company groups and evaluates definite-lived intangible assets for impairment at the lowest level at which individual cash flows can be identified whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If indicators of impairment are present, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s estimated future cash flows (discounted and with interest charges). There were no material impairment losses recognized on definite-lived intangible assets in any of the three years ended December 31, 2018, 2017 or 2016.

Indefinitely-lived intangible assets are not amortized but are tested for impairment annually, or more frequently if necessary. Indefinitely-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to its carrying value. The Company estimates the fair value of its indefinitely-lived trademarks using the relief from royalty method under the income approach. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized, and the asset is written down to its estimated fair value. There were no impairment losses recognized on indefinitely-lived intangible assets in any of the three years ended December 31, 2018, 2017 or 2016.
See Note 5 ‘‘Goodwill and Other Intangibles’’ for additional information about intangible assets.

Separate Accounts
Separate Accounts

Separate Accounts assets and liabilities related to large case pensions products represent funds maintained to meet specific objectives of contract holders who bear the investment risk. These assets and liabilities are carried at fair value. Net investment income (including net realized capital gains and losses) accrue directly to such contract holders. The assets of each account are legally segregated and are not subject to claims arising from the Company’s other businesses. Deposits, withdrawals and net investment income (including net realized and net unrealized capital gains and losses) on Separate Accounts assets are not reflected in the consolidated statements of operations or cash flows. Management fees charged to contract holders are included in services revenue and recognized over the period earned.

Health Care Costs Payable
Health Care Costs Payable

Health care costs payable consist principally of unpaid fee-for-service medical, dental and pharmacy claims, capitation costs, other amounts due to health care providers pursuant to risk-sharing arrangements primarily related to the Health Care Benefits segment’s Insured Commercial, Medicare and Medicaid products and accruals for state assessments. Unpaid health care claims include an estimate of payments the Company will make for (i) services rendered to the Company’s Insured members but not yet reported to the Company and (ii) claims which have been reported to the Company but not yet paid, each as of the financial statement date (collectively, “IBNR”). Health care costs payable also include an estimate of the cost of services that will continue to be rendered after the financial statement date if the Company is obligated to pay for such services in accordance with contractual or regulatory requirements. Such estimates are developed using actuarial principles and assumptions which consider, among other things, historical and projected claim submission and processing patterns, assumed and historical medical cost trends, historical utilization of medical services, claim inventory levels, changes in Insured membership and product mix, seasonality and other relevant factors. The Company reflects changes in these estimates in benefit costs in the consolidated results of operations in the period they are determined. Capitation costs represent contractual monthly fees paid to participating physicians and other medical providers for providing medical care, regardless of the volume of medical services provided to the Insured member. Amounts due under risk-sharing arrangements are based on the terms of the underlying contracts with the providers and consider claims experience under the contracts through the financial statement date.

The Company develops its estimate of IBNR using actuarial principles and assumptions that consider numerous factors. Of those factors, the Company considers the analysis of historical and projected claim payment patterns (including claims submission and processing patterns) and the assumed health care cost trend rate (the year-over-year change in per member per month health care costs) to be the most critical assumptions. In developing its IBNR estimate, the Company consistently applies these actuarial principles and assumptions each period, with consideration to the variability of related factors. There have been no significant changes to the methodologies or assumptions used to develop the Company’s estimate of IBNR from the Aetna Acquisition Date through December 31, 2018.

The Company analyzes historical claim payment patterns by comparing claim incurred dates (i.e., the date services were provided) to claim payment dates to estimate “completion factors.” The Company uses completion factors predominantly to estimate the ultimate cost of claims incurred more than three months before the financial statement date. The Company estimates completion factors by aggregating claim data based on the month of service and month of claim payment and estimating the percentage of claims incurred for a given month that are complete by each month thereafter. For any given month, substantially all claims are paid within six months of the date of service, but it can take up to 48 months or longer after the date of service before all of the claims are completely resolved and paid. These historically-derived completion factors are then applied to claims paid through the financial statement date to estimate the ultimate claim cost for a given month’s incurred claim activity. The difference between the estimated ultimate claim cost and the claims paid through the financial statement date represents the Company’s estimate of claims remaining to be paid as of the financial statement date and is included in the Company’s health care costs payable. The completion factors the Company uses reflect judgments and possible adjustments based on data such as claim inventory levels, claim submission and processing patterns and, to a lesser extent, other factors such as changes in health care cost trend rates, changes in Insured membership and changes in product mix. If claims are submitted or processed on a faster (slower) pace than prior periods, the actual claims may be more (less) complete than originally estimated using the Company’s completion factors, which may result in reserves that are higher (lower) than the ultimate cost of claims.

Because claims incurred within three months before the financial statement date are less mature, the Company uses a combination of historically-derived completion factors and the assumed health care cost trend rate to estimate the ultimate cost of claims incurred for these months. The Company applies its actuarial judgment and places a greater emphasis on the assumed health care cost trend rate for the most recent claim incurred dates as these months may be influenced by seasonal patterns and changes in membership and product mix.

The Company’s health care cost trend rate is affected by changes in per member utilization of medical services as well as changes in the unit cost of such services. Many factors influence the health care cost trend rate, including the Company’s ability to manage benefit costs through product design, negotiation of favorable provider contracts and medical management programs, as well as the mix of the Company’s business. The health status of the Company’s Insured members, aging of the population and other demographic characteristics, advances in medical technology and other factors continue to contribute to rising per member utilization and unit costs. Changes in health care practices, inflation, new technologies, increases in the cost of prescription drugs (including specialty pharmacy drugs), direct-to-consumer marketing by pharmaceutical companies, clusters of high-cost cases, claim intensity, changes in the regulatory environment, health care provider or member fraud and numerous other factors also contribute to the cost of health care and the Company’s health care cost trend rate.

For each reporting period, the Company uses an extensive degree of judgment in the process of estimating its health care costs payable. As a result, considerable variability and uncertainty is inherent in such estimates, particularly with respect to claims with claim incurred dates of three months or less before the financial statement date; and the adequacy of such estimates is highly sensitive to changes in assumed completion factors and the assumed health care cost trend rates. For each reporting period the Company recognizes the actuarial best estimate of health care costs payable considering the potential volatility in assumed completion factors and health care cost trend rates, as well as other factors. The Company believes its estimate of health care costs payable is reasonable and adequate to cover its obligations at December 31, 2018; however, actual claim payments may differ from the Company’s estimates. A worsening (or improvement) of the Company’s health care cost trend rates or changes in completion factors from those that the Company assumed in estimating health care costs payable at December 31, 2018 would cause these estimates to change in the near term, and such a change could be material.

Each quarter, the Company re-examines previously established health care costs payable estimates based on actual claim payments for prior periods and other changes in facts and circumstances. Given the extensive degree of judgment in this estimate, it is possible that the Company’s estimates of health care costs payable could develop either favorably (that is, its actual benefit costs for the period were less than estimated) or unfavorably. The changes in the Company’s estimate of health care costs payable may relate to a prior quarter, prior year or earlier periods. For a roll forward of the Company’s health care costs payable, see Note 7 “Health Care Costs Payable.” The Company’s reserving practice is to consistently recognize the actuarial best estimate of its ultimate liability for health care costs payable.

Other Insurance Liabilities
Other Insurance Liabilities

Unpaid claims
Unpaid claims consist primarily of reserves associated with certain short-duration group disability and term life insurance contracts, including an estimate for IBNR as of the financial statement date. Reserves associated with certain short-duration group disability and term life insurance contracts are based upon the Company’s estimate of the present value of future benefits, which is based on assumed investment yields and assumptions regarding mortality, morbidity and recoveries from the United States Social Security Administration. The Company develops its estimate of IBNR using actuarial principles and assumptions which consider, among other things, contractual requirements, claim incidence rates, claim recovery rates, seasonality and other relevant factors. The Company discounts certain claim liabilities related to group long-term disability and life insurance waiver of premium contracts. The discount rates generally reflect the Company’s expected investment returns for the investments supporting all incurral years of these liabilities. The discount rates for retrospectively-rated contracts are set at contractually specified levels. The Company’s estimates of unpaid claims are subject to change due to changes in the underlying experience of the insurance contracts, changes in investment yields or other factors, and these changes are recorded in current and future benefits in the consolidated statements of operations in the period they are determined. The Company estimates its reserve for claims IBNR for life products largely based on completion factors. The completion factors used are based on the Company’s historical experience and reflect judgments and possible adjustments based on data such as claim inventory levels, claim payment patterns, changes in business volume and other factors. If claims are submitted or processed on a faster (slower) pace than historical periods, the actual claims may be more (less) complete than originally estimated using completion factors, which may result in reserves that are higher (lower) than required to cover future life benefit payments. There have been no significant changes to the methodologies or assumptions used to develop the Company’s estimate of IBNR from the Aetna Acquisition Date through December 31, 2018. As of December 31, 2018, unpaid claims balances of $816 million and $1.9 billion were recorded in other insurance liabilities and other long-term insurance liabilities, respectively.

Substantially all life and disability insurance liabilities have been fully ceded to unrelated third parties through indemnity reinsurance agreements; however, the Company remains directly obligated to the policyholders.
Future policy benefits
Future policy benefits consist primarily of reserves for limited payment pension and annuity contracts, long-duration group life and long-term care insurance contracts. Reserves for limited payment pension and annuity contracts are computed using actuarial principles that consider, among other things, assumptions reflecting anticipated mortality, retirement, expense and interest rate experience. Such assumptions generally vary by plan, year of issue and policy duration. Assumed interest rates on such contracts ranged from 3.5% to 11.3% from the Aetna Acquisition Date through December 31, 2018. The Company periodically reviews mortality assumptions against both industry standards and its experience. Reserves for long-duration long-term care contracts represent the Company’s estimate of the present value of future benefits to be paid to or on behalf of policyholders less the present value of future net premiums. The assumed interest rate on such contracts was 5.1% from the Aetna Acquisition Date through December 31, 2018. The Company’s estimate of the present value of future benefits under such contracts is based upon mortality, morbidity and interest rate assumptions. As of December 31, 2018, future policy benefits balances of $536 million and $6.2 billion were recorded in other insurance liabilities and other long-term insurance liabilities, respectively.

Premium Deficiency Reserves
Premium Deficiency Reserves

The Company evaluates its insurance contracts to determine if it is probable that a loss will be incurred. A premium deficiency loss is recognized when it is probable that expected future claims, including maintenance costs (for example, direct costs such as claim processing costs), will exceed existing reserves plus anticipated future premiums and reinsurance recoveries. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts. For purposes of determining premium deficiency losses, contracts are grouped consistent with the Company’s method of acquiring, servicing and measuring the profitability of such contracts. The Company established a premium deficiency reserve of $16 million as of December 31, 2018 related to Medicaid products in the Health Care Benefits segment.

Policyholders' Funds
Policyholders’ Funds

Policyholders’ funds consist primarily of reserves for pension and annuity investment contracts and customer funds associated with certain health contracts. Reserves for such contracts are equal to cumulative deposits less withdrawals and charges plus credited interest thereon, net of experience-rated adjustments. From the Aetna Acquisition Date through December 31, 2018, interest rates for pension and annuity investment contracts ranged from 3.5% to 13.4%. Reserves for contracts subject to experience rating reflect the Company’s rights as well as the rights of policyholders and plan participants. The Company also holds funds for health savings accounts (“HSAs”) on behalf of members associated with high deductible health plans. These amounts are held to pay for qualified health care expenses incurred by these members. The HSA balances were approximately $2.1 billion at December 31, 2018 and are reflected in other current assets with a corresponding liability in policyholder funds.

Policyholders’ Funds liabilities that are expected to be paid within twelve months from the balance sheet date are classified as current on the consolidated balance sheets. Policyholders’ Funds liabilities that are expected to be paid greater than twelve months from the balance sheet date are included in other long-term liabilities on the consolidated balance sheets.

Self-Insurance Liabilities
Self-Insurance Liabilities

The Company is self-insured for certain losses related to general liability, workers’ compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company’s self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company’s historical claims experience. At December 31, 2018 and 2017, self-insurance liabilities totaled $865 million and $696 million, respectively, and were recorded as accrued expenses on the consolidated balance sheets.

Facility Opening and Closing Costs
Facility Opening and Closing Costs

New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense.

In December 2016, the Company announced an enterprise streamlining initiative designed to reduce costs and enhance operating efficiencies to allow the Company to be more competitive in the current health care environment. During the year ended December 31, 2017, in connection with that enterprise streamlining initiative, the Company closed 71 retail stores and recorded charges of $215 million within operating expenses in the Retail/LTC segment. The charges are primarily comprised of provisions for the present value of noncancelable lease obligations. The noncancelable lease obligations associated with stores closed during the year ended December 31, 2017 extend through the year 2039. During the year ended December 31, 2018, the Company did not recognize any significant charges related to facility closing costs.

The long-term portion of the lease obligations associated with all outstanding facility closings was $269 million and $306 million as of December 31, 2018 and 2017, respectively, and was recorded in other long-term liabilities on the consolidated balance sheets.

Contingent Consideration
Contingent Consideration

In December 2015, the Company acquired the pharmacy and clinic businesses of Target for approximately $1.9 billion, plus contingent consideration of up to $60 million based on future prescription growth over a three year period through December 31, 2019. As of December 31, 2018, no liability for any potential contingent consideration has been recorded based on historical and projected prescription growth through 2019.

Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest

As a result of the acquisition of Omnicare, Inc. (“Omnicare”) in 2015, the Company obtained a 73% ownership interest in a limited liability company (“LLC”). Due to the change in control in Omnicare, the noncontrolling member of the LLC had the contractual right to put its membership interest to the Company at fair value. Consequently, the noncontrolling interest in the LLC was recorded as a redeemable noncontrolling interest at fair value. During 2016, the noncontrolling member of the LLC exercised its option to sell its ownership interest and the Company purchased the noncontrolling interest in the LLC for approximately $39 million.

Foreign Currency Translation and Transactions and Translations
Foreign Currency Translation and Transactions

For local currency functional currency, (i) assets and liabilities are translated at end-of-period exchange rates, (ii) revenues and expenses are translated at average exchange rates in effect during the period and (iii) equity is translated at historical exchange rates. The resulting cumulative translation adjustments are included as a component of accumulated other comprehensive income (loss).

For U.S. dollar functional currency locations, foreign currency assets and liabilities are remeasured into U.S. dollars at end-of-period exchange rates, except for nonmonetary balance sheet accounts which are remeasured at historical exchange rates. Revenue and expense are remeasured at average exchange rates in effect during each period, except for those expenses related to the nonmonetary balance sheet amounts which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in income.

Gains and losses from foreign currency transactions and the effects of foreign currency remeasurements were not material in any of the periods presented.

Revenue Recognition
Revenue Recognition

The following is a discussion of the Company’s revenue recognition policies by segment under the new revenue recognition accounting standard. See “New accounting pronouncements recently adopted - Revenue from Contracts with Customers” below for further discussion regarding the adoption of the new revenue recognition accounting standard. The new revenue recognition accounting standard does not relate to contracts within the scope of Accounting Standards Codification 944 Financial Services -
Insurance. As a result, the majority of revenues within the Health Care Benefits segment are not within the scope of the new accounting standard.

Pharmacy Services Segment

PSS sells prescription drugs directly through its mail service dispensing pharmacies and indirectly through the Company’s retail pharmacy network. The Company’s pharmacy benefit arrangements are accounted for in a manner consistent with a master supply arrangement as there are no contractual minimum volumes and each prescription is considered a separate purchasing decision and distinct performance obligation transferred at a point in time. PBM services performed in connection with each prescription claim are considered part of a single performance obligation which culminates in the dispensing of prescription drugs.

The Company recognizes revenue using the gross method at the contract price negotiated with its clients when the Company has concluded it controls the prescription drug before it is transferred to the client plan members. The Company controls prescriptions dispensed indirectly through its retail pharmacy network because it has separate contractual arrangements with those pharmacies, has discretion in setting the price for the transaction and assumes primary responsibility for fulfilling the promise to provide prescription drugs to its client plan members while also performing the related PBM services.

Revenues include (i) the portion of the price the client pays directly to PSS, net of any discounts earned on brand name drugs or other discounts and refunds paid back to the client (see “Drug Discounts” and “Guarantees” below), (ii) the price paid to PSS by client plan members for mail order prescriptions and the price paid to retail network pharmacies by client plan members for retail prescriptions (“Retail Co-Payments”), and (iii) claims based administrative fees for retail pharmacy network contracts. Sales taxes are not included in revenue.

The Company recognizes revenue when control of the prescription drugs is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those prescription drugs. The following revenue recognition policies have been established for PSS:

•
Revenues generated from prescription drugs sold by mail service dispensing pharmacies are recognized when the prescription drug is delivered to the client plan member. At the time of delivery, the Company has performed substantially all of its performance obligations under its client contracts and does not experience a significant level of returns or reshipments.

•
Revenues generated from prescription drugs sold by third party pharmacies in the Company’s retail pharmacy network and associated administrative fees are recognized at the Company’s point-of-sale, which is when the claim is adjudicated by the Company’s online claims processing system and the Company has transferred control of the prescription drug and performed all of its performance obligations.

For contracts under which PSS acts as an agent or does not control the prescription drugs prior to transfer to the client, revenue is recognized using the net method.

Drug discounts
PSS records revenue net of manufacturers’ rebates earned by its clients based on their plan members’ utilization of brand-name formulary drugs. PSS estimates these rebates at period-end based on actual and estimated claims data and its estimates of the manufacturers’ rebates earned by its clients. The estimates are based on the best available data at period-end and recent history for the various factors that can affect the amount of rebates due to the client. PSS adjusts its rebates payable to clients to the actual amounts paid when these rebates are paid or as significant events occur. Any cumulative effect of these adjustments is recorded against revenues as identified. Adjustments generally result from contract changes with clients or manufacturers that have retroactive rebate adjustments, differences between the estimated and actual product mix subject to rebates, or whether the brand name drug was included in the applicable formulary. The effect of adjustments between estimated and actual manufacturers’ rebate amounts has not been material to the Company’s results of operations or financial condition.

Guarantees
PSS also adjusts revenues for refunds owed to the client resulting from pricing guarantees and performance against defined service and performance metrics. The inputs to these estimates are not subject to a high degree of subjectivity or volatility. The effect of adjustments between estimated and actual pricing and performance refund amounts has not been material to the Company’s results of operations or financial condition.

Retail/LTC Segment

Retail Pharmacy
The Company’s retail drugstores recognize revenue at the time the customer takes possession of the merchandise. For pharmacy sales, each prescription claim is its own arrangement with the customer and is a performance obligation, separate and distinct from other prescription claims under other retail network arrangements. Revenues are adjusted for refunds owed to the third party payer for pricing guarantees and performance against defined value-based service and performance metrics. The inputs to these estimates are not subject to a high degree of subjectivity or volatility. The effect of adjustments between estimated and actual pricing and performance refund amounts has not been material to the Company’s results of operations or financial condition.

Revenue from Company gift cards purchased by customers is deferred as a contract liability until goods or services are transferred. Any amounts not expected to be redeemed by customers (i.e., breakage) are recognized based on historical redemption patterns.

Customer returns are not material to the Company’s results of operations or financial condition. Sales taxes are not included in revenue.

Loyalty Program
The Company’s customer loyalty program, ExtraCare®, is comprised of two components, ExtraSavingsTM and ExtraBucks® Rewards. ExtraSavings are coupons that are recorded as a reduction of revenue when redeemed as the Company concluded that they do not represent a promise to the customer to deliver additional goods or services at the time of issuance because they are not tied to a specific transaction or spending level.

ExtraBucks Rewards are accumulated by customers based on their historical spending levels. Thus, the Company has determined that there is an additional performance obligation to those customers at the time of the initial transaction. The Company allocates the transaction price to the initial transaction and the ExtraBucks Rewards transaction based upon the relative standalone selling price, which considers historical redemption patterns for the rewards. Revenue allocated to ExtraBucks Rewards is recognized as those rewards are redeemed. At the end of each period, unredeemed rewards are reflected as a contract liability.

Long-term Care
Revenue is recognized when control of the promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Each prescription claim represents a separate performance obligation of the Company, separate and distinct from other prescription claims under customer arrangements. A significant portion of the revenue from sales of pharmaceutical and medical products are reimbursed by the federal Medicare Part D program and, to a lesser extent, state Medicaid programs. The Company monitors its revenues and receivables from these reimbursement sources, as well as other third party insurance payors, and reduces revenue at the revenue recognition date to properly account for the variable consideration due to anticipated differences between billed and reimbursed amounts. Accordingly, the total revenues and receivables reported in the Company’s consolidated financial statements are recorded at the amount expected to be ultimately received from these payors.

Patient co-payments associated with Medicare Part D, certain state Medicaid programs, Medicare Part B and certain third party payors are typically not collected at the time products are delivered or services are rendered, but are billed to the individuals as part of normal billing procedures and subject to normal accounts receivable collections procedures.

Walk-In Medical Clinics
For services provided by the Company’s walk-in medical clinics, revenue recognition occurs for completed services provided to patients, with adjustments taken for third party payor contractual obligations and patient direct bill historical collection rates.

Health Care Benefits Segment

Premium Revenue
HCBS premiums are recognized as income in the month in which the enrollee is entitled to receive health care services. Premiums are reported net of an allowance for estimated terminations and uncollectible amounts. Additionally, premium revenue subject to the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010’s (as amended, collectively, the “ACA’s”) minimum medical loss ratio (“MLR”) rebate requirements is recorded net of the estimated minimum MLR rebates for the current calendar year. Premiums related to unexpired contractual coverage periods
(unearned premiums) are reported as other insurance liabilities on the consolidated balance sheets and recognized as revenue when earned.

Some of the Company’s contracts allow for premiums to be adjusted to reflect actual experience or the relative health status of Insured members. Such adjustments are reasonably estimable at the outset of the contract, and adjustments to those estimates are made based on actual experience of the customer emerging under the contract and the terms of the underlying contract.

Services Revenue
HCBS services revenue relates to contracts that can include various combinations of services or series of services which are generally capable of being distinct and accounted for as separate performance obligations. HCBS’ services revenue primarily consists of the following components:

•
ASC fees are received in exchange for performing certain claim processing and member services for HCBS’ ASC medical members. ASC fee revenue is recognized over the period the service is provided. Some of the administrative services contracts include guarantees with respect to certain functions, such as customer service response time, claim processing accuracy and claim processing turnaround time, as well as certain guarantees that a plan sponsor’s benefit claim experience will fall within a certain range. With any of these guarantees, HCBS is financially at risk if the conditions of the arrangements are not met, although the maximum amount at risk is typically limited to a percentage of the fees otherwise payable to the Company by the customer involved. Each period HCBS estimates obligations under the terms of these guarantees and records its estimate as an offset to service revenues.

•	Workers’ compensation administrative services consist of fee-based managed care services. Workers’ compensation administrative services revenue is recognized once the service is provided.

Cost of products sold
Cost of products sold

The Company accounts for cost of products sold as follows:

Pharmacy Services Segment
PSS’ cost of products sold includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service dispensing pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs, and (iii) the operating costs of its mail service dispensing pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of products sold includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from PSS’ mail service dispensing pharmacies, net of any volume-related or other discounts (see “Vendor allowances and purchase discounts” below) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through PSS’ retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail/LTC Segment
RLS’ cost of products sold includes: the cost of merchandise sold during the reporting period, including prescription drug costs, and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses.

Vendor allowances and purchase discounts
Vendor allowances and purchase discounts

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment
PSS receives purchase discounts on products purchased. PSS’ contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for PSS to receive purchase discounts from established list prices in one, or a combination, of the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices, or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days after the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to PSS’ results of operations. PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. PSS also receives additional discounts under its wholesaler contracts if it exceeds contractually defined annual purchase volumes. In addition, PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of “cost of products sold”.

Retail/LTC Segment
Vendor allowances received by RLS reduce the carrying cost of inventory and are recognized in cost of products sold when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of products sold over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments also is initially deferred. The deferred amounts are then amortized to reduce cost of products sold on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the Company’s consolidated financial statements in any of the periods presented.

Health Care Reform
Health Care Reform

Health Insurer Fee
Since January 1, 2014, the ACA imposes an annual premium-based health insurer fee (“HIF”) for each calendar year payable in September which is not deductible for tax purposes. The Company is required to estimate a liability for the HIF at the beginning of the calendar year in which the fee is payable with a corresponding deferred asset that is amortized ratably to operating expenses over the calendar year. The Company records the liability for the health insurer fee in accrued expenses and records the deferred asset in other current assets. In 2018 and 2016, operating expenses include $157 million and $56 million, respectively, related to the Company’s share of the HIF. There was no expense related to the HIF in 2017 and there will be no expense for HIF in 2019, since the HIF was suspended for each of those periods.

Risk Adjustment
The ACA established a permanent risk adjustment program to transfer funds from qualified individual and small group insurance plans with below average risk scores to plans with above average risk scores. Based on the risk of the Company’s qualified plan members relative to the average risk of members of other qualified plans in comparable markets, the Company estimates its ultimate risk adjustment receivable (recorded in accounts receivable) or payable (recorded in accrued expenses) for the current calendar year and reflects the pro-rata year-to-date impact as an adjustment to premium revenue.

Advertising Costs
Advertising costs

Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were $364 million, $230 million and $216 million in 2018, 2017 and 2016, respectively.

Share-based compensation
Stock-based compensation

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as an expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method.

Income taxes
Income taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year or years in which the differences are expected to reverse. The effect of a change in the tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date of such change.

The Tax Cuts and Jobs Act (the “TCJA”) was enacted on December 22, 2017. Among numerous changes to existing tax laws, the TCJA permanently reduced the federal corporate income tax rate from 35% to 21% effective January 1, 2018. The effects of changes in tax rates on deferred tax balances are required to be taken into consideration in the period in which the changes are enacted, regardless of when they are effective. As a result of the reduction of the corporate income tax rate under the TCJA, the Company estimated the revaluation of its net deferred tax liabilities and recorded a provisional noncash income tax benefit of approximately $1.5 billion for year ended December 31, 2017. The Company completed its assessment of the TCJA’s final impact in December 2018 and recorded an additional tax benefit of approximately $100 million in the year ended December 31, 2018.

The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and recent results of operations. The Company establishes a valuation allowance when it does not consider it more likely than not that a deferred tax asset will be recovered.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.

Interest and/or penalties related to uncertain tax positions are recognized in the income tax provision.

Measurement of Defined Benefit Pension and Other Postretirement Employee Benefit (OPEB) Plans
Measurement of Defined Benefit Pension and Other Postretirement Employee Benefit (“OPEB”) Plans

The Company sponsors defined benefit pension plans (“pension plans”) and OPEB plans for its employees and retirees. The Company recognizes the funded status of its pension plans and OPEB plans on the consolidated balance sheets based on the year-end measurements of plan assets and benefit obligations. When the fair value of plan assets are in excess of the plans benefit obligations, the amounts are reported in other current assets and other assets. When the fair value of benefit obligations are in excess of plan assets, the amounts are reported in accrued expenses and other long-term liabilities based on the amount by which the actuarial present value of benefits payable in the next twelve months included in the benefit obligation exceeds the fair value of plan assets. Nearly all of the Company’s net benefit costs for the Company’s defined benefit pension and postretirement plans do not contain a service cost component as most of these defined benefit plans have been frozen for an extended period of time. Non-service components of pension and postretirement benefit cost are included in other expense (income) in the consolidated statements of operations.

Earnings per common share
Earnings per common share

Earnings per share is computed using the two-class method. The Company calculates basic earnings per share based on the weighted average number of common shares outstanding for the period. See Note 14 ‘‘Earnings Per Share’’ for additional information.

Shares held in trust
Shares held in trust

The Company maintains grantor trusts, which held approximately one million shares of its common stock at December 31, 2018 and 2017, respectively. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Variable Interest Entities
Variable Interest Entities

The Company has investments in (i) a generic pharmaceutical sourcing entity, (ii) certain hedge fund and private equity investments and (iii) real estate partnerships that are considered VIE’s. The Company does not have a future obligation to fund losses or debts on behalf of these investments; however, it may voluntarily contribute funds. In evaluating whether the Company is the primary beneficiary of a VIE, the Company considers several factors, including whether the Company has (a) the power to direct the activities that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE.

Variable Interest Entities - Primary Beneficiary
In 2014, the Company and Cardinal Health, Inc. (“Cardinal”) established Red Oak Sourcing, LLC (“Red Oak”), a generic pharmaceutical sourcing entity in which the Company and Cardinal each own 50%. The Red Oak arrangement has an initial term of 10 years. Under this arrangement, the Company and Cardinal contributed their sourcing and supply chain expertise to Red Oak and agreed to source and negotiate generic pharmaceutical supply contracts for both companies through Red Oak; however, Red Oak does not own or hold inventory on behalf of either company. No physical assets (e.g., property and equipment) were contributed to Red Oak by either company, and minimal funding was provided to capitalize Red Oak. The Company has determined that it is the primary beneficiary of this VIE because it has the ability to direct the activities of Red Oak. Consequently, the Company consolidates Red Oak in its consolidated financial statements within the Retail/LTC segment.

Cardinal is required to pay the Company 39 quarterly payments beginning in October 2014. As milestones are met, the quarterly payments increase. The Company received from Cardinal approximately $183 million during each of the years ended December 31, 2018 and 2017 and $163 million during the year ended December 31, 2016. The payments reduce the Company’s carrying value of inventory and are recognized in cost of products sold when the related inventory is sold. Revenues associated with Red Oak expenses reimbursed by Cardinal for the years ended December 31, 2018, 2017 and 2016, as well as amounts due to or due from Cardinal at December 31, 2018 and 2017 were immaterial.

Variable Interest Entities - Other Variable Interest Holder
In November 2018, the Company completed the Aetna Acquisition. Aetna has involvement with VIEs where the Company has determined that it is not the primary beneficiary, consisting of the following:

•
Hedge fund and private equity investments - The Company invests in hedge fund and private equity investments in order to generate investment returns for its investment portfolio supporting its insurance businesses.

•
Real estate partnerships - The Company invests in various real estate partnerships, including those that construct, own and manage low-income housing developments. For the low income housing development investments, substantially all of the projected benefits to the Company are from tax credits and other tax benefits.

The Company is not the primary beneficiary of these investments because the nature of the Company’s involvement with the activities of these VIEs does not give the Company the power to direct the activities that most significantly impact their economic performance. The Company records the amount of its investment in these VIEs as long-term investments on the consolidated balance sheet and recognizes its share of each VIE’s income or losses in earnings.  The Company’s maximum exposure to loss from these VIEs is limited to its investment balances as disclosed below and the risk of recapture of previously recognized tax credits related to the real estate partnerships, which the Company does not consider significant.

Related Party Transactions
Related Party Transactions

The Company has an equity method investment in SureScripts, LLC (“SureScripts”), which operates a clinical health information network. PSS and RLS utilize this clinical health information network in providing services to their respective client plan members and retail customers. The Company expensed fees for the use of this network of approximately $45 million, $35 million and $39 million in the years ended December 31, 2018, 2017 and 2016, respectively. The Company’s investment in and equity in the earnings of SureScripts for all periods presented is immaterial.

The Company has an equity method investment in Heartland Healthcare Services (“Heartland”). Heartland operates several LTC pharmacies in four states. Heartland paid the Company approximately $135 million, $139 million and $140 million for pharmaceutical inventory purchases during the years ended December 31, 2018, 2017 and 2016, respectively. Additionally, the Company performs certain collection functions for Heartland and then passes those customer cash collections back to Heartland. The Company’s investment in and equity in the earnings of Heartland for all periods presented is immaterial.

Discontinued Operations
Discontinued Operations

In connection with certain business dispositions completed between 1991 and 1997, the Company retained guarantees on store lease obligations for a number of former subsidiaries, including Bob’s Stores and Linens ‘n Things each of which subsequently filed for bankruptcy. The Company’s loss from discontinued operations primarily includes lease-related costs which the Company believes it will likely be required to satisfy pursuant to its lease guarantees. See “Lease Guarantees” in Note 16 ‘‘Commitments and Contingencies’’ for more information.

New Accounting Pronouncements
New Accounting Pronouncements Recently Adopted

Revenue from Contracts with Customers
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“Topic 606”). ASU 2014-09 outlines a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In March 2016, the FASB issued ASU 2016-08, Principal Versus Agent Considerations (Reporting Revenue Gross Versus Net) which amends the principal-versus-agent implementation guidance and in April 2016 the FASB issued ASU 2016-10, Identifying Performance Obligations and Licensing, which amends the guidance in those areas in the new revenue recognition standard.

The Company adopted the new standard as of January 1, 2018 using the modified retrospective method and applied the new standard to all contracts. Therefore, the comparative financial information has not been restated and continues to be reported under the accounting standards in effect for the applicable period. While the adoption of the new standard did not result in any material adjustments to the Company’s revenue or net income, one difference was identified between the previous accounting guidance and the new accounting guidance in RLS related to the accounting for the Company’s ExtraBucks® Rewards customer loyalty program. This program was previously accounted for under a cost deferral method, while under the new standard this program is accounted for under a revenue deferral method. The cumulative effect of applying the new guidance to all contracts was recorded as an adjustment to retained earnings as of the adoption date.

As a result of applying the modified retrospective method to adopt the new standard, the following adjustments were made to accounts on the consolidated balance sheet as of January 1, 2018:

	Impact of Change in Accounting Policy
	As Reported		Adjusted
In millions	December 31, 2017	Adjustments	January 1, 2018
Consolidated Balance Sheet:
Accrued expenses	$6,581	$17	$6,598
Deferred income taxes	2,996	(4)	2,992
Total liabilities	57,436	13	57,449
Retained earnings	43,556	(13)	43,543
Total CVS Health shareholders’ equity	37,691	(13)	37,678
Total shareholders’ equity	37,695	(13)	37,682

The following tables compare the reported consolidated balance sheet, statements of operations, and statement of cash flows amounts to the pro forma amounts had the previous revenue accounting guidance remained in effect:

	Impact of Change in Accounting Policy
	As Reported		Balances
	As of/For the		Without
	Year Ended		Adoption of
In millions	December 31, 2018	Adjustments	Topic 606
Consolidated Statement of Operations:
Revenues:
Products	$183,910	$3	$183,913
Total revenues	194,579	3	194,582
Operating costs:
Cost of products sold	156,447	2	156,449
Total operating costs	190,558	2	190,560
Operating income	4,021	1	4,022
Income before income tax provision	1,406	1	1,407
Income tax provision	2,002	—	2,002
Loss from continuing operations	(596)	1	(595)
Net loss	(596)	1	(595)
Net loss attributable to CVS Health	(594)	1	(593)

Consolidated Balance Sheet:
Accrued expenses	10,711	(18)	10,693
Total current liabilities	44,009	(18)	43,991
Deferred income taxes	7,677	4	7,681
Total liabilities	137,913	(14)	137,899
Retained earnings	40,911	14	40,925
Total CVS Health shareholders’ equity	58,225	14	58,239
Total shareholders’ equity	58,543	14	58,557

Consolidated Statement of Cash Flow:
Reconciliation of net loss to net cash provided by operating activities:
Net loss	(596)	1	(595)
Other liabilities	165	(1)	164

Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU requires equity investments, except those under the equity method of accounting or those that result in the consolidation of an investee, to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. This simplifies the impairment assessment of equity investments previously held at cost. Entities are required to apply the guidance retrospectively, with the exception of the amendments related to equity investments without readily determinable fair values, which must be applied on a prospective basis. Effective January 1, 2018, the Company adopted this new accounting guidance. The adoption of this new guidance did not have a material impact on the Company’s financial condition or results of operations.

Classification of Certain Cash Receipts and Cash Payments in the Consolidated Statements of Cash Flows
In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments. This ASU is intended to add or clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows and to eliminate the diversity in practice related to such classifications. Effective January 1, 2018, the Company adopted this new accounting guidance. The adoption of this new guidance did not have a material impact on the Company’s financial condition or results of operations.

Statement of Cash Flows - Restricted Cash
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, which amends Accounting Standard Codification Topic 230. This ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities no longer are required to present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. Entities will also have to disclose the nature of their restricted cash and restricted cash equivalent balances. The guidance is required to be applied retrospectively. Effective January 1, 2018, the Company adopted this new accounting guidance.

The following is a reconciliation of cash and cash equivalents on the consolidated balance sheets as of December 31 to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows:

In millions	2018	2017	2016
Cash and cash equivalents	$4,059	$1,696	$3,371
Restricted cash (included in other current assets)	6	14	—
Restricted cash (included in other assets)	230	190	149
Total cash, cash equivalents and restricted cash at the end of the period in the statement of cash flows	$4,295	$1,900	$3,520

See “Restricted cash” above for further discussion of the nature of the Company’s restricted cash and restricted cash equivalent balances.

The following is a reconciliation of the effect on the relevant line items in the consolidated statement of cash flows for the years ended December 31, 2017 and 2016 as a result of adopting this new accounting guidance:

	As Previously
In millions	Reported	Adjustments	As Revised
Year Ended December 31, 2017
Acquisitions (net of cash acquired)	$(1,236)	$55	$(1,181)
Net cash used in investing activities	(2,932)	55	(2,877)
Net decrease in cash, cash equivalents and restricted cash (1)	(1,675)	55	(1,620)
Cash, cash equivalents and restricted cash at the beginning of the period (1)	3,371	149	3,520
Cash, cash equivalents and restricted cash at the end of the period (1)	1,696	204	1,900

Year Ended December 31, 2016
Acquisitions (net of cash acquired)	(524)	—	(524)
Net cash used in investing activities	(2,470)	—	(2,470)
Net decrease in cash, cash equivalents and restricted cash (1)	912	—	912
Cash, cash equivalents and restricted cash at the beginning of the period (1)	2,459	149	2,608
Cash, cash equivalents and restricted cash at the end of the period (1)	3,371	149	3,520

_____________________________________________

(1)
Prior to the adoption of ASU 2016-18, these financial statement captions excluded restricted cash. The financial statement captions have been renamed to reflect the inclusion of restricted cash subsequent to the adoption of ASU 2016-18 on January 1, 2018.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (“ASU 2018-02”). This ASU permits entities to reclassify tax effects stranded in accumulated other comprehensive income as a result of the TCJA to retained earnings. The guidance states that because the adjustment of deferred income taxes due to the reduction of the historical corporate income tax rate to the newly enacted corporate income tax rate was required to be included in income from continuing operations, the tax effects of items within accumulated other comprehensive income (“stranded tax effects”) are not reflected at the appropriate tax rate. During the first quarter of 2018, the Company elected to early adopt this new standard and decreased accumulated other comprehensive income and increased retained earnings in the period of adoption by $7 million due to the change in the United States federal corporate income tax rate enacted in December 2017. See Note 13 ‘‘Other Comprehensive Income (Loss)’’ for the impact of the adoption of this guidance on accumulated other comprehensive income for the year ended December 31, 2018.

New accounting pronouncements not yet adopted

Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Lessees will be required to recognize a right-of-use asset and a lease liability for virtually all of their leases (other than leases that meet the definition of a short-term lease). The liability will be equal to the present value of future lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, a dual model was retained, requiring leases to be classified as either operating or finance leases. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model (e.g., certain definitions, such as initial direct costs, have been updated) and the new revenue recognition standard. The Company adopted this new accounting guidance on January 1, 2019 on a modified retrospective basis. The adoption of this new guidance resulted in an increase in both assets and liabilities of approximately $20 billion as of January 1, 2019. The adoption of this new guidance is not expected to have a material impact on the Company’s results of operations or cash flows.

Accounting for Interest Associated with the Purchase of Callable Debt Securities
In March 2017, the FASB issued ASU 2017-08, Accounting for Interest Associated with the Purchase of Callable Debt Securities (Topic 310). Under this ASU, premiums on callable debt securities are amortized to the earliest call date rather than to the contractual maturity date. Callable debt securities held at a discount will continue to be amortized to the contractual maturity date. The Company adopted this new accounting guidance on January 1, 2019 on a modified retrospective basis and recorded an immaterial cumulative effect adjustment from accumulated other comprehensive income to retained earnings on the consolidated balance sheet.

Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). This ASU requires the use of a forward-looking expected loss impairment model for trade and other receivables, held-to-maturity debt securities, loans and other instruments. The ASU also requires impairments and recoveries for available-for-sale debt securities to be recorded through an allowance account and revises certain disclosure requirements. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated results of operations, cash flows, financial condition and related disclosures.

Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and other - Internal-Use Software (Topic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. The new standard requires a customer in a cloud computing arrangement that is a service contract to follow internal-use software guidance in Topic 350-40 to determine which implementation costs to capitalize as assets. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the effect the implementation of this standard will have on the Company’s consolidated results of operations, cash flows, financial condition and related disclosures.

Targeted Improvements to the Accounting for Long-Duration Insurance Contracts
In August 2018, the FASB issued ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Insurance Contracts (Topic 944). The ASU requires the Company to review cash flow assumptions for its long-duration insurance contracts at least annually and recognize the effect of changes in future cash flow assumptions in net income. The Company is also required to update discount rate assumptions quarterly and recognize the effect of changes in these assumptions in other comprehensive income. The rate used to discount the Company’s liability for future policy benefits will be based on an estimate of the yield for an upper-medium-grade fixed-income instrument. In addition, the new guidance changes the amortization method for deferred acquisition costs and requires additional disclosures regarding the long duration insurance contract liabilities in the Company’s interim and annual financial statements. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company is currently evaluating the effect the implementation of this standard will have on the Company’s consolidated results of operations, cash flows, financial condition and related disclosures.